Share Repurchases (Detail) - USD ($) shares in Millions, $ in Millions	3 Months Ended												12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2013 [1]	Sep. 30, 2013 [1]	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2015	Jun. 30, 2014		Jun. 30, 2013
Share Repurchases [Line Items]
Shares of common stock repurchased													295	175		158
Share Repurchase Program
Share Repurchases [Line Items]
Shares of common stock repurchased	93	116	43	43	28	47	53	47	31	36	58	33	295	175	[1]	158
Value of common stock repurchased	$ 4,209	$ 5,000	$ 2,000	$ 2,000	$ 1,118	$ 1,791	$ 2,000	$ 1,500	$ 1,000	$ 1,000	$ 1,607	$ 1,000	$ 13,209	$ 6,409	[1]	$ 4,607

[1]	Of the 175 million shares repurchased in fiscal year 2014, 128 million shares were repurchased for $4.9 billion under the share repurchase program approved by our Board of Directors on September 16, 2013 and 47 million shares were repurchased for $1.5 billion under the share repurchase program that was announced on September 22, 2008 and expired on September 30, 2013.